T. ROWE PRICE Real Assets Fund
September 30, 2023 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 94.3%
COMMUNICATION SERVICES 0.1%
Integrated Telecommunication Services 0.1%
Cellnex Telecom (EUR)  276,823 9,628
Total Communication Services 9,628
CONSUMER DISCRETIONARY 1.2%
Homebuilding 0.2%
Persimmon (GBP)  1,001,874 13,121
13,121
Hotels, Resorts, & Cruise Lines 1.0%
H World Group (HKD) (1) 2,589,700 10,184
H World Group, ADR (1) 15,300 603
Hilton Worldwide Holdings  233,421 35,055
InterContinental Hotels Group (GBP)  238,982 17,674
Kyoritsu Maintenance (JPY) (2) 179,500 7,470
Marriott International, Class A  71,575 14,069
85,055
Total Consumer Discretionary 98,176
CONSUMER STAPLES 0.6%
Agricultural Products & Services 0.4%
Darling Ingredients (1) 608,816 31,780
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $2,705 (1)(3)(4) 146,479 765
32,545
Packaged Foods & Meat 0.2%
Minerva (BRL)  9,789,291 15,775
15,775
Total Consumer Staples 48,320
ENERGY 19.1%
Coal & Consumable Fuels 1.1%
Cameco (2) 1,812,936 71,865
NAC Kazatomprom, GDR  574,194 25,329
97,194
Integrated Oil & Gas 6.5%
BP, ADR  1,976,402 76,526
Chevron  392,343 66,157
Equinor (NOK)  1,454,345 47,662
Exxon Mobil  829,637 97,549
Galp Energia (EUR)  2,032,192 30,101
OMV (EUR)  558,599 26,681

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Shell (GBP)  2,460,797 77,993
Suncor Energy (CAD) (2) 1,409,959 48,488
TotalEnergies (EUR)  1,514,510 99,578
570,735
Oil & Gas Drilling 0.4%
Noble (2) 469,642 23,787
Seadrill (1) 300,704 13,469
37,256
Oil & Gas Equipment & Services 2.8%
Baker Hughes  820,081 28,965
Cactus, Class A  226,085 11,352
ChampionX  548,781 19,548
Energy Reservoir Holdings, Class A-1, Acquisition Date: 4/30/19,
Cost $2,530 (1)(3)(4)(5) 2,530,088 1,138
Expro Group Holdings (1) 553,843 12,866
Halliburton  870,128 35,240
Schlumberger  1,207,985 70,425
TechnipFMC  2,368,817 48,182
Tenaris, ADR  520,429 16,446
244,162
Oil & Gas Exploration & Production 7.1%
Canadian Natural Resources (CAD)  583,800 37,755
Chesapeake Energy (2) 415,262 35,808
ConocoPhillips  812,077 97,287
Devon Energy  153,241 7,310
Diamondback Energy  396,418 61,397
EOG Resources  449,475 56,975
EQT  1,198,780 48,646
Hess  532,266 81,437
Kosmos Energy (1) 3,747,911 30,658
Magnolia Oil & Gas, Class A  464,721 10,647
Pioneer Natural Resources  186,913 42,906
Range Resources  1,585,283 51,379
Southwestern Energy (1) 3,752,707 24,205
Tourmaline Oil (CAD)  228,594 11,503
Whitecap Resources (CAD) (2) 2,448,048 20,673
618,586
Oil & Gas Refining & Marketing 0.7%
Marathon Petroleum  200,684 30,372
Valero Energy  199,424 28,260
58,632
Oil & Gas Storage & Transportation 0.5%
Equitrans Midstream  1,500,420 14,059

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Williams  966,756 32,570
46,629
Total Energy 1,673,194
INDUSTRIALS & BUSINESS SERVICES 2.5%
Construction & Engineering 0.1%
Quanta Services  57,676 10,789
10,789
Electrical Components & Equipment 0.6%
Hubbell  47,338 14,836
Schneider Electric (EUR)  67,035 11,047
Shoals Technologies Group, Class A (1) 530,441 9,681
Sociedad Quimica y Minera de Chile, ADR  234,626 14,000
49,564
Industrial Machinery & Supplies & Components 0.4%
Sandvik (SEK)  1,935,771 35,619
35,619
Passenger Airlines 0.3%
Allegiant Travel  52,556 4,039
Delta Air Lines  226,808 8,392
Southwest Airlines  155,787 4,217
United Airlines Holdings (1) 176,310 7,458
24,106
Rail Transportation 1.1%
Canadian National Railway (CAD)  172,978 18,732
Canadian Pacific Kansas City (2) 257,331 19,148
CSX  583,123 17,931
Norfolk Southern  136,088 26,800
Union Pacific  83,348 16,972
99,583
Total Industrials & Business Services 219,661
MATERIALS 34.3%
Aluminum 0.6%
Aluminium Bahrain (BHD)  3,875,047 11,254
Hindalco Industries (INR)  877,897 5,186
Norsk Hydro (NOK)  5,862,418 36,686
53,126
Construction Materials 0.1%
Vulcan Materials  57,072 11,530
11,530
Copper 4.4%
Antofagasta (GBP)  779,175 13,526

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Central Asia Metals (GBP)  4,754,338 10,927
ERO Copper (CAD) (1) 3,543,503 61,100
First Quantum Minerals (CAD)  4,255,379 100,538
Freeport-McMoRan  4,147,613 154,665
Southern Copper  578,342 43,543
384,299
Diversified Metals & Mining 10.6%
Adriatic Metals, CDI (AUD) (1) 6,479,451 15,074
Anglo American (GBP)  3,140,999 86,251
BHP Group (AUD)  11,361,387 319,151
Boliden (SEK)  1,356,055 38,914
Filo (CAD) (1) 642,860 9,603
G Mining Ventures (CAD) (1)(2) 3,747,582 3,173
Glencore (GBP)  17,019,977 96,920
Grupo Mexico, Series B (MXN)  6,220,415 29,393
Hudbay Minerals (2) 2,093,387 10,195
IGO (AUD)  1,170,127 9,390
Ivanhoe Electric (1)(2) 2,342,734 27,879
Ivanhoe Mines, Class A (CAD) (1)(2) 7,599,678 65,128
Korea Zinc (KRW)  30,356 11,371
Meridian Mining U.K. Societas (CAD) (1)(2) 1,808,262 479
MMC Norilsk Nickel (RUB) (1)(3) 75,310 —
NGEx Minerals (CAD) (1) 1,131,488 4,682
Rio Tinto (AUD)  590,147 42,566
Rio Tinto (GBP)  1,349,186 84,719
Teck Resources, Class B  1,625,993 70,064
Verai Discoveries, Series A1, Acquisition Date: 10/17/22,
Cost $1,258 (1)(3)(4) 62,199 1,258
926,210
Fertilizers & Agricultural Chemicals 0.7%
CF Industries Holdings  351,087 30,102
Nutrien  479,900 29,639
59,741
Forest Products 0.2%
West Fraser Timber (CAD)  259,538 18,843
18,843
Gold 9.5%
Agnico Eagle Mines (CAD)  889,195 40,406
Agnico Eagle Mines  491,621 22,344
Alamos Gold, Class A (CAD)  2,254,824 25,433
Alamos Gold, Class A (2) 1,436,299 16,216
Barrick Gold  1,936,634 28,178
Bellevue Gold (AUD) (1) 12,855,531 11,311
Calibre Mining (CAD) (1) 9,220,524 8,825

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Capricorn Metals (AUD) (1) 6,057,402 15,838
Emerald Resources (AUD) (1) 27,655,451 47,836
Endeavour Mining (CAD) (2) 2,050,318 40,184
Franco-Nevada (CAD)  1,053,059 140,586
Gold Fields (ZAR)  161,029 1,745
K92 Mining (CAD) (1)(2) 3,278,678 13,928
Karora Resources (CAD) (1)(2) 7,548,961 21,287
Kinross Gold  1,262,095 5,755
Lundin Gold (CAD)  1,143,856 12,843
Newcrest Mining (AUD)  3,234,599 50,966
Newmont  2,266,629 83,752
Northern Star Resources (AUD)  11,615,855 77,132
Orla Mining (CAD) (1)(2) 4,807,519 16,990
Osisko Mining, Warrants, 8/28/24 (CAD) (1) 1,873,988 57
Polyus (RUB) (1)(3) 63,061 —
Predictive Discovery (AUD) (1) 34,679,008 4,228
Red 5 (AUD) (1) 38,714,056 6,516
Royal Gold  91,160 9,693
Skeena Resources (CAD) (1)(2) 1,566,095 7,160
Snowline Gold (CAD) (1) 1,022,089 3,823
Snowline Gold (CAD) (1) 670,389 2,382
Wesdome Gold Mines (CAD) (1) 6,124,784 31,971
Wheaton Precious Metals (CAD)  1,829,042 74,226
Zijin Mining Group, Class H (HKD)  2,610,000 3,957
825,568
Industrial Gases 0.6%
Linde  145,335 54,115
54,115
Metal Glass & Plastic Containers 0.1%
Ball  218,760 10,890
10,890
Paper & Plastic Packaging Products & Materials 0.2%
Packaging Corp. of America  115,983 17,809
17,809
Paper Products 0.2%
Suzano (BRL)  1,908,678 20,535
20,535
Precious Metals & Minerals 1.2%
Alrosa (RUB) (1)(3) 19,084,530 —
Anglo American Platinum (ZAR)  635,876 23,733
ARE Holdings (JPY) (2) 183,500 2,327
Impala Platinum Holdings (ZAR)  5,182,831 26,998
Industrias Penoles (MXN) (1)(2) 958,718 11,288

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Northam Platinum Holdings (ZAR)  2,692,778 16,319
Sibanye Stillwater (ZAR)  16,612,542 25,504
SilverCrest Metals (CAD) (1)(2) 533,756 2,358
108,527
Specialty Chemicals 0.5%
Akzo Nobel (EUR)  121,883 8,788
Covestro (EUR) (1) 254,624 13,692
RPM International  105,183 9,972
Sherwin-Williams  41,160 10,498
42,950
Steel 5.4%
ArcelorMittal (EUR)  1,169,699 29,285
BlueScope Steel (AUD)  921,795 11,415
Commercial Metals  211,603 10,455
Hoa Phat Group (VND) (1) 49,466,800 53,367
Nippon Steel (JPY) (2) 2,421,700 56,736
Nucor  762,268 119,180
Reliance Steel & Aluminum  294,435 77,210
SSAB, Class A (SEK)  1,860,314 10,483
Steel Dynamics  751,025 80,525
voestalpine (EUR)  416,050 11,327
Warrior Met Coal  208,061 10,628
470,611
Total Materials 3,004,754
METALS & MINING RELATED 0.1%
Gold & Silver 0.1%
Osisko Mining (CAD) (1) 5,134,216 9,299
Total Metals & Mining Related 9,299
REAL ESTATE 35.6%
Data Center Real Estate Investment Trusts 2.6%
Equinix, REIT  318,010 230,958
230,958
Diversified Real Estate Activites 1.2%
Kerry Properties (HKD)  4,244,500 7,198
Mitsui Fudosan (JPY)  2,502,500 55,115
Sun Hung Kai Properties (HKD)  2,676,000 28,553
Tokyo Tatemono (JPY)  1,049,700 14,514
105,380
Diversified Real Estate Investment Trusts 0.1%
Tokyu REIT (JPY)  7,360 9,007
9,007

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Real Estate Investment Trusts 2.8%
Healthcare Realty Trust, REIT  1,939,790 29,621
Ventas, REIT  1,634,032 68,842
Welltower, REIT  1,736,309 142,238
240,701
Hotel & Resort Real Estate Investment Trusts 1.2%
Apple Hospitality REIT, REIT  2,772,677 42,533
Hoshino Resorts REIT (JPY)  2,730 11,956
Host Hotels & Resorts, REIT  1,018,337 16,364
Invincible Investment (JPY)  55,698 23,005
Pebblebrook Hotel Trust, REIT (2) 920,728 12,513
106,371
Industrial Real Estate Investment Trusts 7.2%
EastGroup Properties, REIT  347,056 57,795
Goodman Group (AUD)  3,171,208 43,464
Granite Real Estate Investment Trust (CAD) (2) 380,926 20,215
Industrial & Infrastructure Fund Investment (JPY)  12,130 11,208
Mapletree Industrial Trust (SGD)  5,294,000 8,739
Mitsui Fudosan Logistics Park (JPY)  7,685 24,204
Prologis, REIT  2,319,889 260,315
Rexford Industrial Realty, REIT  1,712,551 84,515
Segro (GBP)  2,538,937 22,201
Terreno Realty, REIT  1,309,597 74,385
Warehouses De Pauw (EUR)  714,667 17,662
624,703
Multi-Family Residential Real Estate Investment Trusts 4.4%
Apartment Investment & Management, Class A, REIT (1) 582,815 3,963
AvalonBay Communities, REIT  640,443 109,990
Camden Property Trust, REIT  387,759 36,674
Canadian Apartment Properties REIT (CAD) (2) 697,371 23,145
Equity Residential, REIT  1,748,746 102,669
Essex Property Trust, REIT  425,987 90,348
UNITE Group (GBP)  1,591,552 17,351
384,140
Office Real Estate Investment Trusts 1.4%
Alexandria Real Estate Equities, REIT  344,642 34,499
Derwent London (GBP)  472,096 11,068
Douglas Emmett, REIT (2) 1,390,452 17,742
Gecina (EUR)  236,700 24,134
Kilroy Realty, REIT  928,599 29,353
SL Green Realty, REIT (2) 233,621 8,714
125,510

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Other Specialized Reits 0.5%
Gaming & Leisure Properties, REIT  873,677 39,796
39,796
Real Estate Development 0.2%
Katitas (JPY) (2) 1,068,700 15,557
15,557
Real Estate Operating Companies 0.9%
LEG Immobilien (EUR) (1) 388,869 26,742
Shurgard Self Storage (EUR)  570,018 22,568
StorageVault Canada (CAD)  2,873,273 9,562
Wharf Real Estate Investment (HKD)  5,858,000 22,576
81,448
Real Estate Services 0.2%
CBRE Group, Class A (1) 172,145 12,715
12,715
Retail Real Estate Investment Trusts 4.3%
Acadia Realty Trust, REIT  3,090,472 44,348
CapitaLand Integrated Commercial Trust (SGD)  20,372,000 27,492
Federal Realty Investment Trust, REIT  69,354 6,286
Kimco Realty, REIT  977,058 17,186
Nexus Select Trust (INR) (1) 6,706,977 10,008
Regency Centers, REIT  1,875,500 111,480
Scentre Group (AUD)  14,253,108 22,397
Simon Property Group, REIT  1,247,569 134,775
373,972
Self-Storage Real Estate Investment Trusts 2.9%
Big Yellow Group (GBP)  956,612 10,901
CubeSmart, REIT  1,616,788 61,648
Extra Space Storage, REIT  282,544 34,352
Public Storage, REIT  544,377 143,454
250,355
Single-Family Residential Real Estate Investment Trusts 2.6%
American Homes 4 Rent, Class A, REIT  2,518,518 84,849
Equity LifeStyle Properties, REIT  2,085,430 132,863
Sun Communities, REIT  106,822 12,641
230,353
Telecom Tower Real Estate Investment Trusts 2.3%
American Tower, REIT  641,278 105,458
Crown Castle, REIT  377,802 34,769
SBA Communications, REIT  315,417 63,137
203,364

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Timber Real Estate Investment Trusts 0.8%
PotlatchDeltic, REIT  48,863 2,218
Rayonier, REIT  747,217 21,266
Weyerhaeuser, REIT  1,423,110 43,632
67,116
Total Real Estate 3,101,446
UTILITIES 0.8%
Electric Utilities 0.6%
FirstEnergy  266,517 9,109
NextEra Energy  404,410 23,169
PG&E (1) 619,294 9,989
Southern  212,469 13,751
56,018
Multi-Utilities 0.2%
Ameren  107,918 8,076
Dominion Energy  191,360 8,548
16,624
Total Utilities 72,642
Total Miscellaneous Common Stocks  0.0% (6) 2,600
Total Common Stocks (Cost $7,991,000) 8,239,720
CONVERTIBLE PREFERRED STOCKS 1.3%
CONSUMER STAPLES 0.0%
Agricultural Products & Services 0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $8 (1)(3)(4) 397 2
Total Consumer Staples 2
INDUSTRIALS & BUSINESS SERVICES 0.0%
Electrical Components & Equipment 0.0%
Tonian Holdings, Series A, Non-Voting Units, Acquisition Date:
1/15/21, Cost $668 (1)(3)(4) 699,536 839
Tonian Holdings, Series A, Voting Units, Acquisition Date: 1/15/21,
Cost $940 (1)(3)(4) 983,766 1,181
Total Industrials & Business Services 2,020
MATERIALS 1.3%
Copper 0.5%
Jetti Holdings, Series C, Acquisition Date: 5/24/21 - 6/30/21,
Cost $3,736 (1)(3)(4) 64,540 8,577

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Jetti Holdings, Series D, Acquisition Date: 9/20/22 - 10/19/22,
Cost $33,521 (1)(3)(4) 252,242 33,521
42,098
Diversified Metals & Mining 0.7%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $18,268 (1)(3)(4) 666,457 28,512
Kobold Metals, Series B-Prime, Acquisition Date: 3/21/23,
Cost $19,888 (1)(3)(4) 464,875 19,888
Kobold Metals, Series B-Prime-1, Acquisition Date: 3/21/23,
Cost $6,053 (1)(3)(4) 141,490 6,053
Sortera Tech, Series C-1, Acquisition Date: 4/13/23,
Cost $2,367 (1)(3)(4) 171,757 2,367
Verai Discoveries, Series A, Acquisition Date: 10/17/22,
Cost $2,464 (1)(3)(4) 121,855 2,464
59,284
Specialty Chemicals 0.1%
Lilac Solutions, Acquisition Date: 11/21/22, Cost $2,466 (1)(3)(4)
(7) 2,465,817 2,466
Lilac Solutions, Series B, Acquisition Date: 9/8/21, Cost $9,143 (1)
(3)(4)(7) 696,477 9,102
11,568
Total Materials 112,950
Total Convertible Preferred Stocks (Cost $99,522) 114,972
EQUITY MUTUAL FUNDS 1.1%
iShares U.S. Home Construction ETF (2) 111,488 8,751
SPDR S&P Homebuilders ETF (2) 453,534 34,727
SPDR S&P Oil & Gas Exploration & Production ETF (2) 171,496 25,366
VanEck Vectors Oil Services ETF (2) 70,267 24,245
Total Equity Mutual Funds (Cost $67,778) 93,089
PREFERRED STOCKS 0.0%
ENERGY 0.0%
Oil & Gas Equipment & Services 0.0%
Energy Reservoir Holdings, Class A-3, Acquisition Date: 11/30/22,
Cost $142 (1)(3)(4)(5) 141,772 142
Total Energy 142
Total Preferred Stocks (Cost $142) 142

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 3.0%
Money Market Funds 2.5%
T. Rowe Price Treasury Reserve Fund, 5.40% (7)(8) 218,225,943 218,226
218,226
U.S. Treasury Obligations 0.5%
U.S. Treasury Bills, 5.245%, 11/9/23 (9) 47,357,000 47,092
47,092
Total Short-Term Investments (Cost $265,320) 265,318
SECURITIES LENDING COLLATERAL 3.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 1.8%
Money Market Funds 1.8%
T. Rowe Price Government Reserve Fund, 5.40% (7)(8) 157,466,612 157,466
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 157,466
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 2.0%
Money Market Funds 2.0%
T. Rowe Price Government Reserve Fund, 5.40% (7)(8) 175,272,617 175,273
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 175,273
Total Securities Lending Collateral (Cost $332,739) 332,739
Total Investments in Securities 103.5%
(Cost $8,756,501) $ 9,045,980
Other Assets Less Liabilities (3.5)% (309,635)
Net Assets 100.0% $ 8,736,345
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2023.
(3) Level 3 in fair value hierarchy.

T. ROWE PRICE Real Assets Fund

.
.
.
.
.
.
.
.
.
.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$118,275 and represents 1.4% of net assets.
(5) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(6) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7) Affiliated Companies
(8) Seven-day yield
(9) At September 30, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
ADR American Depositary Receipts
AUD Australian Dollar
BHD Bahrain Dinar
BRL Brazilian Real
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
ETF Exchange-Traded Fund
EUR Euro
GBP British Pound
GDR Global Depositary Receipts
HKD Hong Kong Dollar
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
PLN Polish Zloty
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RUB Russian Ruble
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
USD U.S. Dollar
VND Vietnam Dong
ZAR South African Rand

T. ROWE PRICE Real Assets Fund

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Interest Rate Swaps (0.0)%
1 Year Interest Rate Swap, Receive Fixed
5.306% at Maturity, Pay Variable 5.320%
(SOFR) at Maturity, 7/15/24 130,408 (212) — (212)
Total Centrally Cleared Interest Rate Swaps (212)
Total Centrally Cleared Swaps (212)
Net payments (receipts) of variation margin to date 221
Variation margin receivable (payable) on centrally cleared swaps $ 9

T. ROWE PRICE Real Assets Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 10/13/23 PLN 147,762 USD 33,872 $ (63)
Bank of America 10/13/23 USD 34,222 PLN 147,762 413
Barclays Bank 10/13/23 GBP 37,301 USD 46,614 (1,099)
Barclays Bank 10/13/23 IDR 277,738,329 USD 18,067 (112)
Citibank 10/13/23 JPY 10,336,728 USD 70,805 (1,460)
Deutsche Bank 10/13/23 CAD 52,279 USD 38,506 (8)
Deutsche Bank 10/13/23 NOK 384,056 USD 36,050 (132)
HSBC Bank 10/3/23 BRL 327,975 USD 65,495 (285)
HSBC Bank 10/3/23 USD 66,493 BRL 327,975 1,282
HSBC Bank 10/13/23 INR 3,018,700 USD 36,392 (84)
Morgan Stanley 10/3/23 BRL 327,975 USD 66,709 (1,499)
Morgan Stanley 10/3/23 USD 65,495 BRL 327,975 285
UBS Investment Bank 10/13/23 AUD 25,059 USD 16,139 (19)
UBS Investment Bank 10/13/23 CHF 32,396 USD 36,481 (1,034)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (3,815)

T. ROWE PRICE Real Assets Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 328 ASX SPI 200 Index contracts 12/23 37,359 $ (758)
Long, 220 NASDAQ 100 E-Mini contracts 12/23 65,413 (2,976)
Long, 650 S&P 500 E-mini Index Consumer Staples
Sector contracts 12/23 45,441 (1,886)
Long, 377 S&P 500 E-mini Index Energy Sector
contracts 12/23 36,022 (281)
Short, 652 S&P 500 E-mini Index Real Estate Select
Sector contracts 12/23 (27,408) 482
Long, 209 TOPIX Index contracts 12/23 32,495 (427)
Short, 361 U.S. Treasury Notes ten year contracts 12/23 (39,011) 671
Short, 121 Ultra U.S. Treasury Bonds contracts 12/23 (14,361) 1,058
Net payments (receipts) of variation margin to date 2,965
Variation margin receivable (payable) on open futures contracts $ (1,152)

T. ROWE PRICE Real Assets Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Lilac Solutions  $ — $ — $ —
Lilac Solutions, Series B  — (405) —
T. Rowe Price Government Reserve Fund, 5.40% — — —++
T. Rowe Price Treasury Reserve Fund, 5.40% — — 5,929
Totals $ —# $ (405) $ 5,929+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
09/30/23
Lilac Solutions  $ * $ — $ — $ 2,466
Lilac Solutions, Series B  * — — 9,102
T. Rowe Price Government
Reserve Fund, 5.40% 166,720  ¤  ¤ 332,739
T. Rowe Price Treasury Reserve
Fund, 5.40% 204,321  ¤  ¤ 218,226
Total $ 562,533^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $5,929 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $562,574.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Real Assets Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Real Assets Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Real Assets Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing

T. ROWE PRICE Real Assets Fund

services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Real Assets Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 5,063,046 $ 3,173,513 $ 3,161 $ 8,239,720
Convertible Preferred Stocks — — 114,972 114,972
Equity Mutual Funds 93,089 — — 93,089
Preferred Stocks — — 142 142
Short-Term Investments 218,226 47,092 — 265,318
Securities Lending Collateral 332,739 — — 332,739
Total Securities 5,707,100 3,220,605 118,275 9,045,980
Forward Currency Exchange
Contracts — 1,980 — 1,980
Futures Contracts* 2,211 — — 2,211
Total $ 5,709,311 $ 3,222,585 $ 118,275 $ 9,050,171
Liabilities
Swaps* $ — $ 212 $ — $ 212
Forward Currency Exchange
Contracts — 5,795 — 5,795
Futures Contracts* 6,328 — — 6,328
Total $ 6,328 $ 6,007 $ — $ 12,335
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Real Assets Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2023. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at September 30, 2023, totaled $3,258,000 for the period ended
September 30, 2023.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
($000s)
Beginning
Balance
12/31/22
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
9/30/23
Investment in Securities
Common Stocks $ 14,174 $ 727 $ — $ (11,740) $ 3,161
Convertible Preferred Stocks 84,171 5,198 28,308 (2,705) 114,972
Preferred Stocks 142 — — — 142
Total $ 98,487 $ 5,925 $ 28,308 $ (14,445) $ 118,275

T. ROWE PRICE Real Assets Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F176-054Q3 09/23